Related party disclosures	12 Months Ended
Dec. 31, 2021
Related party disclosures
Related party disclosures

27. Related party disclosures

Key management personnel of VIA Group are Jürgen Eichner, CEO, and Dr. Markus Peters, CFO. A close family member of group CEO and shareholder Jürgen Eichner, is employed by VIA optronics GmbH.

As of December 31, 2021 the only shareholder who owns more than 20% is Cooperatief IMI Europe U.A and holds 50.32%. Furthermore, Dr. Heiko Frank, Chairman of the Supervisory Board, is Managing Director and a 49.99% owner of Kloepfel Corporate Finance GmbH (Kloepfel). Therefore, Kloepfel is a related party in accordance with IAS 24. The ultimate controlling party is Mermac Inc., a Philippines based Company.

The following tables show an overview of the transactions with the related parties.

Transactions with related parties

		Interest	Sales to related	Purchases from
in EUR		Expense	parties	related parties

Integrated Micro-Electronics, Inc. (IMI)	2021	—	322,422	1,935,373
	2020	35,519	41,756	1,651,438

Kloepfel Corporate Finance GmbH (Kloepfel)	2021	—	—	432,599
	2020	—	—	1,238,452

C-CON GmbH	2021	—	—	2,217,685
	2020	—	—	685,535

MT Technologies GmbH	2021	—	—	29,155
	2020	—	—	—

Executive management (Jürgen Eichner, CEO)	2021	—	—	5,640
	2020	—	—	5,640

Kloepfel provides the Group general advisory, management and coordination services for the Group's public equity offering as well as other strategic opportunities. Under the project contract, Kloepfel was entitled to (i) a monthly retainer, (ii) a success fee equal to 0.95% of the gross proceeds of an offering, which fee is payable upon consummation of such an offering and (iii) reimbursement of out-of-pocket expenses, subject to certain caps. The contract was terminated in November 2021.

Outstanding balances with related parties

			Amounts owed	Amounts owed
		Loans from	by related	to related
in EUR		related parties	parties	related parties
Entity with significant influence over the Group:
Integrated Micro-Electronics, Inc. (IMI)	2021	—	209,021	174,616
	2020	—	1,199,756	2,304,558

Others:
Kloepfel Corporate Finance GmbH (Kloepfel)	2021	—	—	—
	2020	—	—	2,448

C-Con GmbH	2021	—	—	290,791
	2020	—	—	217,555

Executive management (Jürgen Eichner, CEO)	2021	—	44,146	—
	2020	—	40,746	—

Compensation of Key Management Personnel and Other Related Parties

in EUR	2021	2020
Executive management:	764,000	786,000
Short-term employee benefits	756,000	782,000
Post-employment benefits	8,000	4,000

Supervisory board compensation	110,000	150,000

Close family member:	55,551	54,354
Short-term employee benefits	47,586	46,389
Post-employment benefits	7,965	7,965

The executive management consists currently of Mr. Jürgen Eichner (CEO) and Dr. Markus Peters (CFO), who started in July 2021. The contract of the previous CFO Daniel Jürgens ended in September 2021. The amounts of compensation for key management personnel (short-term employment benefits only) as well as the supervisory board represent the amounts earned by each group of related party. In 2021, EUR 62,500 of supervisory board compensation had already been paid. For the year 2020, EUR 10,000 of supervisory board compensation have been paid in 2021.